Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue
Service	$ 2,796,159	$ 793,213	$ 5,032,124	$ 954,691
Service – related party	193,400	176,113	193,400	317,378
Total revenue	2,989,559	969,326	5,225,524	1,272,069
Costs and Expenses
Cost of revenue (exclusive of items shown separately below)	2,540,062	1,463,369	4,439,223	2,162,257
Depreciation and amortization	117,086	86,785	228,405	174,501
Research and development	583,870	466,824	1,851,282	1,669,542
General and administrative	2,271,138	637,169	3,917,179	1,296,875
Total costs and expenses	5,512,156	2,654,147	10,436,089	5,303,175
Operating loss	(2,522,597)	(1,684,821)	(5,210,565)	(4,031,106)
Other expense (income)
Other income, net	(19,301)	(686,735)	(5,241)	(1,574,888)
Interest expense, net	853,660	76,825	1,655,634	138,375
Total other (income) expense, net	834,359	(609,910)	1,650,393	(1,436,513)
Net loss	$ (3,356,956)	$ (1,074,911)	$ (6,860,958)	$ (2,594,593)
Earnings (loss) per common share
Basic (in Dollars per share)	$ (4.93)	$ (1.58)	$ (10.08)	$ (3.82)
Diluted (in Dollars per share)	$ (4.93)	$ (1.58)	$ (10.08)	$ (3.82)
Basic weighted average shares outstanding (in Shares)	680,600	678,400	680,600	678,400
Diluted weighted average shares outstanding (in Shares)	680,600	678,400	680,600	678,400